Commitments and Pledges - Remaining instalments for the newbuilds vessels (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Nov. 22, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)
Commitments and Pledges
Total Contract amount translated to EUR		€ 1,229
Commitment amount translated to EUR		925
EUR
Commitments and Pledges
Contract amount	€ 425	425
Total Contract amount translated to EUR	1,821
Commitment amount	174	187
Commitment amount translated to EUR	1,385
USD
Commitments and Pledges
Contract amount	1,540		$ 885
Commitment amount	1,340		816
P-Class Vessels
Commitments and Pledges
Total Contract amount translated to EUR		572			€ 572		€ 572
Commitment amount translated to EUR		435			435
P-Class Vessels | EUR
Commitments and Pledges
Contract amount	220	220			220
Total Contract amount translated to EUR	572
Commitment amount	69	82			€ 82
Commitment amount translated to EUR	421
P-Class Vessels | USD
Commitments and Pledges
Contract amount	390		390			$ 390
Commitment amount	390		390			$ 390
M-Class vessels
Commitments and Pledges
Total Contract amount translated to EUR	592
M-Class vessels | EUR
Commitments and Pledges
Total Contract amount translated to EUR	592
Commitment amount translated to EUR	474
M-Class vessels | USD
Commitments and Pledges
Contract amount	655
Commitment amount	524
A-Class Vessels
Commitments and Pledges
Total Contract amount translated to EUR		657		€ 657
Commitment amount translated to EUR		490
A-Class Vessels | EUR
Commitments and Pledges
Contract amount	205	205
Total Contract amount translated to EUR	657
Commitment amount	105	€ 105
Commitment amount translated to EUR	490
A-Class Vessels | USD
Commitments and Pledges
Contract amount	495		495
Commitment amount	€ 426		$ 426